Note 3 - Investment Securities (Details) - Available-for-sale Securities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Investment Securities (Details) - Available-for-sale Securities [Line Items]
Fair value, less than twelve months		$ 30,342,000
Unrealized losses, less than twelve months		1,152,000
Fair value, twelve months or more	17,600,000	1,437,000
Unrealized losses, twelve months or more	2,178,000	2,262,000
Fair value	17,600,000	31,779,000
Unrealized losses	2,178,000	3,414,000
Collateralized Mortgage Backed Securities [Member]
Note 3 - Investment Securities (Details) - Available-for-sale Securities [Line Items]
Fair value, less than twelve months		26,394,000
Unrealized losses, less than twelve months		1,100,000
Fair value, twelve months or more	15,990,000
Unrealized losses, twelve months or more	80,000
Fair value	15,990,000	26,394,000
Unrealized losses	80,000	1,100,000
Other Debt Obligations [Member]
Note 3 - Investment Securities (Details) - Available-for-sale Securities [Line Items]
Fair value, less than twelve months		3,948,000
Unrealized losses, less than twelve months		52,000
Fair value, twelve months or more	1,610,000	1,437,000
Unrealized losses, twelve months or more	2,098,000	2,262,000
Fair value	1,610,000	5,385,000
Unrealized losses	$ 2,098,000	$ 2,314,000